CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Payables From Repurchase Agreements and Securities Lending (Details) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 10,168,427	S/ 12,966,725
Financial liabilities, at fair value		10,828,586	13,080,001
Debt Instruments [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		8,606,141	12,332,689
Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	8,606,141	12,332,689
Financial liabilities, at fair value	[1]	S/ 9,268,346	S/ 12,449,218
Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Colombian pesos
Average interest rate		6.22%	6.12%
Carrying amount		S/ 1,410,328	S/ 539,731
Financial liabilities, at fair value		S/ 1,408,486	S/ 536,398
Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Chilean pesos
Average interest rate		0.75%	0.96%
Carrying amount		S/ 57,066	S/ 38,192
Financial liabilities, at fair value		S/ 57,095	S/ 38,192
Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Average interest rate		6.91%	3.77%
Carrying amount		S/ 94,892	S/ 56,113
Financial liabilities, at fair value		94,659	56,193
Up to 3 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		98,122	54,032
Up to 3 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	0	0
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
Up to 3 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		57,066	38,192
Up to 3 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		41,056	15,840
From 3 to 30 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		1,473,746	644,277
From 3 to 30 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	9,582	64,273
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		1,410,328	539,731
From 3 to 30 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
From 3 to 30 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		53,836	40,273
More than 30 days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		8,596,559	12,268,416
More than 30 days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	8,596,559	12,268,416
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 0	S/ 0

[1]	As of December 31, 2023, and 2022, the Group has repurchase agreements secured with: (i) cash, see note 4(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following: